Personnel expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Expenses [Line Items]
Salaries	$ 7,884	$ 5,898	$ 5,528
Variable compensation	9,414	7,669	7,636
of which: performance awards	3,511	2,841	2,910
of which: financial advisors	5,293	4,549	4,508
of which: other	610	279	217
Contractors	110	98	119
Social security	1,060	835	730
Post-employment benefit plans	787	579	555
of which: defined benefit plans	380	259	256
of which: defined contribution plans	408	320	299
Other personnel expenses	703	576	513
Total personnel expenses	19,958	15,655	15,080
Curtailments	71	$ 3	$ 13
Increase / (decrease) in personnel expenses	$ 4,303